CONDENSED CONSOLIDATED BALANCE SHEETS(Parenthetical) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Feb. 10, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2021
Shares Outstanding				21,257,708	21,257,708
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000			207,450,050	207,450,050
Common shares, shares issued	37,159,600			138,848,177	138,825,356
Priveterra common stock, outstanding prior to the Merger	37,159,600			138,825,356	138,825,356
PRIVETERRA ACQUISITION CORP.
Preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000	1,000,000
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0		0	0
PRIVETERRA ACQUISITION CORP. | Class A member
Shares Outstanding		25,597,728
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		280,000,000		280,000,000	280,000,000
PRIVETERRA ACQUISITION CORP. | Class A common stock subject to redemption
Shares Outstanding		2,002,272		27,600,000	27,600,000
Redemption price per share		$ 10.58		$ 10.09	$ 10.00
PRIVETERRA ACQUISITION CORP. | Class A common stock not subject to redemption
Common shares, shares issued		0		0	0
Priveterra common stock, outstanding prior to the Merger		0		0	0
PRIVETERRA ACQUISITION CORP. | Class B common stock
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000		20,000,000	20,000,000
Common shares, shares issued		6,900,000		6,900,000	6,900,000	6,900,000
Priveterra common stock, outstanding prior to the Merger		6,900,000		6,900,000	6,900,000	6,900,000